Derivative Financial Liability (Narrative) (Details) - Warrants included in the derivative liability [Member]	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Statement [Line Items]
Expected dividend as a percentage, warrants granted	0.00%	0.00%
Expected life of the warrants granted as a percentage of the remaining contractual term	75.00%